Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Nov. 12, 2023	Nov. 09, 2023	Oct. 10, 2023
Subsequent Events (Details) [Line Items]
Deposited in the trust account		$ 300,000	$ 300,000
Capital percentage	2.00%